Concentrations (Tables)	9 Months Ended
Sep. 30, 2017
Concentrations [Abstract]
Schedule of Concentrations

The following is a schedule of revenues by geographic location (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
North and South America	$2,192	$2,849	$9,479	$10,022
Europe, Middle East, and Africa	1,634	1,301	4,378	5,637
Asia Pacific	454	155	1,752	1,180
Total	$4,280	$4,305	$15,609	$16,839

The following table represents the domestic and international revenues as a percentage of total net revenues:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Domestic	51%	66%	61%	60%
International	49%	34%	39%	40%